Supplement dated October 23, 2017
to the Prospectus and Statement of Additional Information (the SAI), each as supplemented, of the following funds
(each, a Fund, and together, the Funds):
Fund	Document Dated
Columbia Funds Variable Series Trust II
Variable Portfolio (VP) – Partners Core Bond Fund	Prospectus: 5/1/2017 SAI: 6/30/2017
Variable Portfolio (VP) – Wells Fargo Short Duration Government Fund	Prospectus: 5/1/2017 SAI: 6/30/2017
Troy Ludgood has announced his intention to transition to a new role with Wells Fargo Asset Management on April 30, 2018. After April 30, 2018, all references to Troy Ludgood in the prospectus and SAI for each of the above mentioned funds are hereby removed. Thomas O’Connor will continue to be a portfolio manager on the Fund. Additionally, the changes described in this supplement are hereby made to the Funds' prospectus and SAI, as applicable.
Effective immediately, the list of portfolio managers under the caption "Subadviser: Wells Capital Management Incorporated (WellsCap)" in the subsection “Fund Management” in the "Summary of VP – Partners Core Bond Fund" and "Summary of VP – Wells Fargo Short Duration Government Fund" sections of the Prospectus for each of the above mentioned Funds is hereby revised to include the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Maulik Bhansali, CFA	Senior Portfolio Manager of WellsCap	Co-Portfolio Manager	October 2017
Jarad Vasquez	Senior Portfolio Manager of WellsCap	Co-Portfolio Manager	October 2017
The rest of the section remains the same.
Effective immediately, the information under the caption "Subadviser: Wells Capital Management Incorporated (WellsCap)" in the subsection “Portfolio Management” in the "More Information About VP – Partners Core Bond Fund" and "More Information About VP – Wells Fargo Short Duration Government Fund" sections of the Prospectus for each of the above mentioned Funds is hereby revised to include the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Maulik Bhansali, CFA	Senior Portfolio Manager of WellsCap	Co-Portfolio Manager	October 2017
Jarad Vasquez	Senior Portfolio Manager of WellsCap	Co-Portfolio Manager	October 2017
Mr. Bhansali joined WellsCap in 2001. Mr. Bhansali began his investment career in 2001 and earned a Bachelor’s Degree in Economics and International Studies from Yale University and a Master’s Degree in Financial Engineering from the University of California, Berkeley.
Mr. Vasquez joined WellsCap in 2007. Mr. Vasquez began his investment career in 2001 and earned a Bachelor’s Degree in Management Science from the Massachusetts Institute of Technology.
The rest of the section remains the same.
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for each of the above mentioned Funds is hereby superseded and replaced with the following:
S-6546-91 A (10/17)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2016, unless otherwise noted
VP – Partners Core Bond Fund	JPMIM: Peter Simons	13 RICs 4 PIVs 48 other accounts	$38.78 billion $10.29 billion $10.20 billion	1 other account ($105.00 M)	JPMIM	JPMIM
	Barbara Miller	12 RICs 2 PIVs 13 other accounts	$40.85 billion $9.61 billion $696.00 million	None
	Richard Figuly	14 RICs 14 PIVs 25 other accounts	$27.54 billion $2.88 billion $8.52 billion	1 other account ($969.00 M)
	WellsCap: Thomas O’Connor(b)	9 RICs 4 PIVs 40 other accounts	$15.96 billion $3.39 billion $14.12 billion	1 PIV ($34.23 M) 2 other accounts ($694.03 M)	WellsCap	WellsCap
Troy Ludgood(b)
	Maulik Bhansali(e)	None	None	None
Jarad Vasquez(e)
VP – Wells Fargo Short Duration Government Fund	WellsCap: Thomas O’Connor	8 RICs 4 PIVs 39 other accounts	$14.70 billion $3.31 billion $13.87 billion	1 PIV ($33.92 M) 2 other accounts ($687.41 M)	WellsCap	WellsCap
Troy Ludgood
	Maulik Bhansali(e)	None	None	None
Jarad Vasquez(e)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(b)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2017.
(e)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of August 31, 2017.
Shareholders should retain this Supplement for future reference.
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S-6546-91 A (10/17)